Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories
($ thousands)	December 31, 2025	December 31, 2024
Oil inventories	$7,068	$3,650
Warehouse materials and supplies	9,114	11,296
Emissions credits held for use	4,414	-
Inventories	$20,596	$14,946